Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-12518
Entity Registrant Name	BANCO SANTANDER, S.A.
Entity Incorporation, State or Country Code	U3
Entity Address, Address Line One	Ciudad Grupo Santander
Entity Address, Postal Zip Code	28660
Entity Address, City or Town	Boadilla del Monte (Madrid)
Entity Address, Country	ES
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	17,340,641,302
Entity Central Index Key	0000891478
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing the right to receive one Share of Capital Stock of Banco Santander, S.A., par value euro 0.50 each
Trading Symbol	SAN
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Shares of Capital Stock of Banco Santander, S.A., par value euro 0.50 each
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Preference shares [member]
Document Information [Line Items]
Title of 12(b) Security	Non-cumulative Preferred Stock Series 6
Trading Symbol	SAN PRB
Security Exchange Name	NYSE
Senior Non Preferred Floating Rate Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	Senior Non Preferred Floating Rate Notes due 2023
Trading Symbol	SAN 23A
Security Exchange Name	NYSE
3.500% Second Ranking Senior Debt Securities Due 2022
Document Information [Line Items]
Title of 12(b) Security	3.500% Second Ranking Senior Debt Securities due 2022
Trading Symbol	SAN 22
Security Exchange Name	NYSE
4.250% Second Ranking Senior Debt Securities Due 2027
Document Information [Line Items]
Title of 12(b) Security	4.250% Second Ranking Senior Debt Securities due 2027
Trading Symbol	SAN27
Security Exchange Name	NYSE
Second Ranking Senior Floating Rate Notes Due 2022
Document Information [Line Items]
Title of 12(b) Security	Second Ranking Senior Floating Rate Notes due 2022
Trading Symbol	SAN22A
Security Exchange Name	NYSE
3.125% Senior Non Preferred Fixed Rate Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	3.125% Senior Non Preferred Fixed Rate Notes due 2023
Trading Symbol	SAN23
Security Exchange Name	NYSE
3.800% Senior Non Preferred Fixed Rate Notes Due 2028
Document Information [Line Items]
Title of 12(b) Security	3.800% Senior Non Preferred Fixed Rate Notes due 2028
Trading Symbol	SAN28
Security Exchange Name	NYSE
2.706% Senior Preferred Fixed Rate Notes Due 2024
Document Information [Line Items]
Title of 12(b) Security	Series 76 2.706% Senior Preferred Fixed Rate Notes due 2024
Trading Symbol	SAN24
Security Exchange Name	NYSE
3.306% Senior Preferred Fixed Rate Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	Series 77 3.306% Senior Non Preferred Fixed Rate Notes due 2023
Trading Symbol	SAN29
Security Exchange Name	NYSE
3.848% Senior Preferred Fixed Rate Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	Series 37 3.848% Senior Non Preferred Fixed Rate Notes due 2023
Trading Symbol	SAN23B
Security Exchange Name	NYSE
4.379% Senior Preferred Fixed Rate Notes Due 2028
Document Information [Line Items]
Title of 12(b) Security	Series 38 4.379% Senior Non Preferred Fixed Rate Notes due 2028
Trading Symbol	SAN28A
Security Exchange Name	NYSE
Series 36 Senior Non Preferred Floating Rate Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	Series 36 Senior Non Preferred Floating Rate Notes due 2023
Trading Symbol	SAN23C
Security Exchange Name	NYSE
Subordinated Debt Securities
Document Information [Line Items]
Title of 12(b) Security	Series 26 Subordinated Debt Securities
Trading Symbol	SAN /25
Security Exchange Name	NYSE
2.746% Senior Non Preferred Fixed Rate Notes Due 2025
Document Information [Line Items]
Title of 12(b) Security	Series 92 2.746% Senior Non Preferred Fixed Rate Notes due 2025
Trading Symbol	SAN25
Security Exchange Name	NYSE
3.490% Senior Non Preferred Fixed Rate Notes Due 2030
Document Information [Line Items]
Title of 12(b) Security	Series 93 3.490% Senior Non Preferred Fixed Rate Notes due 2030
Trading Symbol	SAN30
Security Exchange Name	NYSE
2.749% Tier 2 Subordinated Fixed Rate Notes Due 2030
Document Information [Line Items]
Title of 12(b) Security	Series 100 2.749% Tier 2 Subordinated Fixed Rate Notes due 2030
Trading Symbol	SAN30A
Security Exchange Name	NYSE
4.750% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual preferred Tier 1 Securities
Document Information [Line Items]
Title of 12(b) Security	4.750% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Trading Symbol	SANP1
Security Exchange Name	NYSE
4.125% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual preferred Tier 1 Securities
Document Information [Line Items]
Title of 12(b) Security	4.125% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Trading Symbol	SANP2
Security Exchange Name	NYSE
0.701% Senior Preferred Fixed-To-Fixed Rate Notes Due 2024
Document Information [Line Items]
Title of 12(b) Security	0.701% Senior Preferred Fixed-to-Fixed Rate Notes due 2024
Trading Symbol	SAN24A
Security Exchange Name	NYSE
1.849% Senior Non Preferred Fixed Rate Notes Due 2026
Document Information [Line Items]
Title of 12(b) Security	1.849% Senior Non Preferred Fixed Rate Notes due 2026
Trading Symbol	SAN26
Security Exchange Name	NYSE
2.958% Senior Non Preferred Fixed Rate Notes Due 2031
Document Information [Line Items]
Title of 12(b) Security	2.958% Senior Non Preferred Fixed Rate Noted due 2031
Trading Symbol	SAN31
Security Exchange Name	NYSE
1.722% Senior Non Preferred Callable Fixed-To-Fixed Rate Notes Due 2027
Document Information [Line Items]
Title of 12(b) Security	1.722% Senior Non Preferred Callable Fixed-to-Fixed Rate Notes due 2027
Trading Symbol	SAN27A
Security Exchange Name	NYSE
3.225% Tier 2 Subordinated Callable Fixed-To-Fixed Rate Notes Due 2032
Document Information [Line Items]
Title of 12(b) Security	3.225% Tier 2 Subordinated Callable Fixed-to-Fixed Rate Notes due 2032
Trading Symbol	SAN32
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Ciudad Grupo Santander
Entity Address, Postal Zip Code	28660
Entity Address, City or Town	Boadilla del Monte Madrid
Entity Address, Country	ES
Contact Personnel Name	José G. Cantera
City Area Code	91
Local Phone Number	289 32 80
Contact Personnel Fax Number	+34 91 257 12 82